Vessels and Equipment - Schedule of Property Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	$ (75,141)	$ (51,373)
Accumulated depreciation, disposals for the period	0	0
Depreciation	(34,322)	(23,768)	(21,181)
Accumulated depreciation, ending balance	(109,464)	(75,141)	(51,373)
Net vessels, beginning balance	617,785	496,768
Additions	434,232	143,231
Drydock costs	4,277	1,781
Transfer from vessels under construction	0	0
Disposal	(114)	(227)
Depreciation	(34,322)	(23,768)	(21,181)
Net vessels, ending balance	1,021,857	617,785	496,768
Vessel & Equipment [Member]
Property, Plant and Equipment [Line Items]
Vessel and equipment, beginning balance	692,926	548,141
Additions	434,232	143,231
Drydock costs	4,277	1,781
Transfer from vessels under construction	0	0
Disposal	(114)	(227)
Vessel and equipment, ending balance	$ 1,131,321	$ 692,926